Results of Segments (Tables)	12 Months Ended
Dec. 31, 2020
Results of Segments
Schedule of Revenue and Results of Segments

Applications, Technology & Support

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	6,254	6,379	5,259	5,098	3,905
Software licenses	3,637	3,765	4,523	4,422	4,645
Software support	11,502	11,707	11,542	11,279	10,981
Software licenses and support	15,138	15,472	16,064	15,700	15,626
Cloud and software	21,392	21,852	21,323	20,798	19,531
Services	288	292	341	335	342
Total segment revenue	21,680	22,144	21,664	21,132	19,873
Cost of cloud	-2,165	-2,218	-1,972	-1,913	-1,620
Cost of software licenses and support	-1,756	-1,790	-1,910	-1,872	-1,835
Cost of cloud and software	-3,922	-4,008	-3,882	-3,784	-3,455
Cost of services	-308	-313	-332	-326	-321
Total cost of revenue	-4,230	-4,321	-4,214	-4,111	-3,776
Segment gross profit	17,450	17,823	17,450	17,022	16,096
Other segment expenses	-8,026	-8,190	-7,996	-7,821	-7,513
Segment profit	9,423	9,633	9,454	9,201	8,583

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Concur

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	1,288	1,306	1,373	1,313	1,107
Software licenses	0	0	0	0	0
Software support	0	0	0	0	0
Software licenses and support	0	0	0	0	0
Cloud and software	1,288	1,306	1,373	1,313	1,107
Services	217	221	236	226	231
Total segment revenue	1,505	1,526	1,609	1,539	1,338
Cost of cloud	-154	-158	-181	-173	-160
Cost of software licenses and support	0	0	0	0	0
Cost of cloud and software	-154	-158	-181	-173	-160
Cost of services	-165	-167	-169	-162	-160
Total cost of revenue	-319	-325	-350	-335	-320
Segment gross profit	1,186	1,201	1,260	1,204	1,019
Other segment expenses	-622	-632	-640	-614	-537
Segment profit	564	569	620	590	482

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Qualtrics

€ millions	2020		2019		2018[2]
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	518	529	371	353	NA
Software licenses	0	0	0	0	NA
Software support	0	0	0	0	NA
Software licenses and support	0	0	0	0	NA
Cloud and software	518	529	371	353	NA
Services	162	166	137	130	NA
Total segment revenue	681	696	508	483	NA
Cost of cloud	-43	-43	-33	-31	NA
Cost of software licenses and support	0	0	0	0	NA
Cost of cloud and software	-43	-43	-33	-31	NA
Cost of services	-110	-112	-78	-74	NA
Total cost of revenue	-152	-155	-110	-106	NA
Segment gross profit	528	541	398	377	NA
Other segment expenses	-509	-521	-389	-368	NA
Segment profit	19	20	8	9	NA

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

[2] There are no prior-period numbers presented for the Qualtrics segment for 2018, since Qualtrics was acquired in 2019.

Services

€ millions	2020		2019		2018
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Cloud	0	1	0	0	0
Software licenses	0	0	0	0	0
Software support	4	4	5	5	3
Software licenses and support	4	4	5	5	3
Cloud and software	5	5	5	5	4
Services	3,153	3,203	3,442	3,354	3,161
Total segment revenue	3,157	3,208	3,447	3,359	3,165
Cost of cloud	-70	-72	-57	-56	-51
Cost of software licenses and support	-33	-34	-55	-54	-77
Cost of cloud and software	-103	-106	-112	-110	-128
Cost of services	-2,136	-2,179	-2,506	-2,453	-2,379
Total cost of revenue	-2,240	-2,285	-2,618	-2,562	-2,507
Segment gross profit	918	923	829	796	658
Other segment expenses	-419	-429	-467	-456	-409
Segment profit	499	494	362	340	249

[1] The 2020 constant currency amounts are only comparable to 2019 actual currency amounts; 2019 constant currency amounts are only comparable to 2018 actual currency amounts.

Schedule of Segment Revenue by Region

€ millions	EMEA			Americas			APJ			Total Segment Revenue
	2020		2019	2020		2019	2020		2019	2020		2019
	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual	Actual	Constant	Actual
	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency	Currency
Applications, Technology & Support	10,249	10,356	10,083	7,964	8,245	8,056	3,467	3,542	3,525	21,680	22,144	21,664
Concur	228	232	260	1,103	1,117	1,176	175	177	174	1,505	1,526	1,609
Qualtrics	97	99	68	528	540	403	55	56	37	681	696	508
Services	1,432	1,448	1,530	1,340	1,370	1,447	385	391	470	3,157	3,208	3,447
Total reportable segments	12,006	12,136	11,941	10,935	11,272	11,081	4,082	4,166	4,207	27,023	27,574	27,229

€ millions	EMEA			Americas			APJ			Total Segment Revenue
		2019	2018		2019	2018		2019	2018		2019	2018
	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency	Actual Currency	Constant Currency	Actual Currency
Applications, Technology & Support	10,083	10,015	9,416	8,056	7,699	7,226	3,525	3,419	3,231	21,664	21,132	19,873
Concur	260	246	152	1,176	1,125	1,061	174	168	125	1,609	1,539	1,338
Qualtrics[1]	68	65	NA	403	383	NA	37	36	NA	508	483	NA
Services	1,530	1,473	1,471	1,447	1,441	1,227	470	444	467	3,447	3,359	3,165
Total reportable segments	11,941	11,798	11,038	11,081	10,648	9,515	4,207	4,067	3,823	27,229	26,513	24,376

[1] There are no prior-period numbers presented for the Qualtrics segment for 2018, since Qualtrics was acquired in 2019.